Average Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Health Care Portfolio	Apr. 29, 2025
Select Health Care Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	4.93%
Past 5 years	5.74%
Past 10 years	8.22%
Select Health Care Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.46%
Past 5 years	4.10%
Past 10 years	6.73%
Select Health Care Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.69%
Past 5 years	4.39%
Past 10 years	6.38%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1513
Average Annual Return:
Past 1 year	2.75%
Past 5 years	7.29%
Past 10 years	8.90%